Condensed Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Payments of Stock Issuance Costs	$ 1,067	$ 528
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 7.40	$ 2.50
Atthe Market Offering [Member]
Payments of Stock Issuance Costs	$ 192	$ 96